Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Assets [Abstract]
Beginning balance, Assets		¥ 566		¥ 722
Total gains (losses) recognized in net revenue, Assets	[1]	59		36
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	822		481
Sales/ redemptions, Assets	[2]	(849)		(644)
Settlements, Assets		14		(61)
Foreign exchange movements, Assets		60		27
Transfers into Level 3, Assets	[3],[4]	148		95
Transfers out of Level 3, Assets		(28)	[1]	(90)	[4]
Ending balance, Assets		792		566
Liabilities [Abstract]
Beginning balance, Liabilities		694		441
Total gains (losses) recognized in net revenue, Liabilities	[1]	(40)		(42)
Total gains (losses) recognized in other comprehensive income, Liabilities		2		(1)
Purchases/ issues, Liabilities	[2]	649		612
Sales/ redemptions, Liabilities	[2]	(591)		(433)
Settlements, Liabilities
Foreign exchange movements, Liabilities		7		1
Transfers into Level 3, Liabilities	[3],[4]	71		128
Transfers out of Level 3, Liabilities		(288)	[1]	(98)	[4]
Ending balance, Liabilities		580		694
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		366		472
Total gains (losses) recognized in net revenue, Assets	[1]	3		14
Purchases/ issues, Assets	[2]	723		435
Sales/ redemptions, Assets	[2]	(754)		(535)
Foreign exchange movements, Assets		30		14
Transfers into Level 3, Assets	[3],[4]	94		38
Transfers out of Level 3, Assets		(64)	[1]	(72)	[4]
Ending balance, Assets		398		366
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		16		14
Total gains (losses) recognized in net revenue, Assets	[1]	3		5
Purchases/ issues, Assets	[2]	2		23
Sales/ redemptions, Assets	[2]	(9)		(29)
Foreign exchange movements, Assets		1		1
Transfers into Level 3, Assets	[3],[4]	3		2
Transfers out of Level 3, Assets		(2)	[1]	0	[4]
Ending balance, Assets		14		16
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		58		31
Total gains (losses) recognized in net revenue, Assets	[1]	2		11
Purchases/ issues, Assets	[2]	14		19
Sales/ redemptions, Assets	[2]	(30)		(4)
Foreign exchange movements, Assets		1		1
Transfers out of Level 3, Assets	[1]	(13)
Ending balance, Assets		32		58
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Purchases/ issues, Assets	[2]	0		0
Sales/ redemptions, Assets	[2]	0		0
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets	[4]			0
Ending balance, Assets		2		2
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		12		8
Total gains (losses) recognized in net revenue, Assets	[1]	1		1
Purchases/ issues, Assets	[2]	13		21
Sales/ redemptions, Assets	[2]	(16)		(16)
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	2		5
Transfers out of Level 3, Assets		(2)	[1]	(7)	[4]
Ending balance, Assets		10		12
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		135		228
Total gains (losses) recognized in net revenue, Assets	[1]	(3)		1
Purchases/ issues, Assets	[2]	207		66
Sales/ redemptions, Assets	[2]	(194)		(165)
Foreign exchange movements, Assets		16		9
Transfers into Level 3, Assets	[3],[4]	89		31
Transfers out of Level 3, Assets		(30)	[1]	(35)	[4]
Ending balance, Assets		220		135
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		8		1
Total gains (losses) recognized in net revenue, Assets	[1]	0		1
Purchases/ issues, Assets	[2]	0		6
Sales/ redemptions, Assets	[2]	(1)		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets		0	[1]	0	[4]
Ending balance, Assets		7		8
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		6		62
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Purchases/ issues, Assets	[2]	5		12
Sales/ redemptions, Assets	[2]	(4)		(46)
Foreign exchange movements, Assets		1		1
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4]			(23)
Ending balance, Assets		8		6
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		106		94
Total gains (losses) recognized in net revenue, Assets	[1]	4		(5)
Purchases/ issues, Assets	[2]	370		170
Sales/ redemptions, Assets	[2]	(395)		(155)
Foreign exchange movements, Assets		10		2
Transfers out of Level 3, Assets		(16)	[1]	0	[4]
Ending balance, Assets		79		106
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		23		32
Total gains (losses) recognized in net revenue, Assets	[1]	(4)		0
Purchases/ issues, Assets	[2]	96		102
Sales/ redemptions, Assets	[2]	(89)		(104)
Foreign exchange movements, Assets		1		0
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets		(1)	[1]	(7)	[4]
Ending balance, Assets		26		23
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Purchases/ issues, Assets	[2]	16		16
Sales/ redemptions, Assets	[2]	(16)		(16)
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		0
Ending balance, Assets		0		0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(41)		19
Total gains (losses) recognized in net revenue, Assets	[1],[5]	43		(43)
Settlements, Assets	[5]	3		(26)
Foreign exchange movements, Assets	[5]	(1)		0
Transfers into Level 3, Assets	[3],[4],[5]	(31)		20
Transfers out of Level 3, Assets	[4],[5]	37		(11)
Ending balance, Assets	[5]	10		(41)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(43)		(54)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(7)		16
Settlements, Assets	[5]	13		(6)
Foreign exchange movements, Assets	[5]	0		1
Transfers into Level 3, Assets	[3],[4],[5]	14		(3)
Transfers out of Level 3, Assets	[4],[5]	12		3
Ending balance, Assets	[5]	(11)		(43)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(38)		(1)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	6		(19)
Settlements, Assets	[5]	2		(14)
Foreign exchange movements, Assets	[5]	(2)		(1)
Transfers into Level 3, Assets	[3],[4],[5]	(2)		(4)
Transfers out of Level 3, Assets	[4],[5]	1		1
Ending balance, Assets	[5]	(33)		(38)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	15		7
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(1)		20
Settlements, Assets	[5]	(4)		(15)
Foreign exchange movements, Assets	[5]	1		1
Transfers into Level 3, Assets	[3],[4],[5]	0		(2)
Transfers out of Level 3, Assets	[4],[5]	(1)		4
Ending balance, Assets	[5]	10		15
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(107)		(29)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	41		(26)
Settlements, Assets	[5]	14		(61)
Foreign exchange movements, Assets	[5]	(2)		1
Transfers into Level 3, Assets	[3],[4],[5]	(19)		11
Transfers out of Level 3, Assets	[4],[5]	49		(3)
Ending balance, Assets	[5]	(24)		(107)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		259		443
Total gains (losses) recognized in net revenue, Assets	[1]	44		(12)
Purchases/ issues, Assets	[2]	723		435
Sales/ redemptions, Assets	[2]	(754)		(535)
Settlements, Assets		14		(61)
Foreign exchange movements, Assets		28		15
Transfers into Level 3, Assets	[3],[4]	75		49
Transfers out of Level 3, Assets		(15)	[1]	(75)	[4]
Ending balance, Assets		374		259
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		104		96
Total gains (losses) recognized in net revenue, Assets	[1]	18		2
Purchases/ issues, Assets	[2]	95		42
Sales/ redemptions, Assets	[2]	(89)		(69)
Foreign exchange movements, Assets		16		7
Transfers into Level 3, Assets	[3],[4]	73		41
Transfers out of Level 3, Assets		(12)	[1]	(15)	[4]
Ending balance, Assets		205		104
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		18		15
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		(1)
Purchases/ issues, Assets	[2]	2
Sales/ redemptions, Assets	[2]	(5)		(1)
Foreign exchange movements, Assets		2		0
Transfers into Level 3, Assets				5
Ending balance, Assets		16		18
Other [Member]
Assets [Abstract]
Beginning balance, Assets		185	[6]	168
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		47
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	2		4
Sales/ redemptions, Assets	[2]	(1)		(39)
Foreign exchange movements, Assets		14		5
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets		(1)	[1]	0	[4]
Ending balance, Assets	[6]	197		185
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		7		2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		1
Purchases/ issues, Liabilities	[2]	7		16
Sales/ redemptions, Liabilities	[2]	(10)		(12)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)		1
Transfers into Level 3, Liabilities	[3],[4]	8		2
Transfers out of Level 3, Liabilities		(8)	[1]	(1)	[4]
Ending balance, Liabilities		3		7
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Purchases/ issues, Liabilities	[2]	0		1
Sales/ redemptions, Liabilities	[2]	0		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]			0
Transfers out of Level 3, Liabilities		0	[1]	0	[4]
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	(1)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		1
Ending balance, Liabilities		0		1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		5		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Purchases/ issues, Liabilities	[2]	5		4
Sales/ redemptions, Liabilities	[2]	(6)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)		0
Transfers into Level 3, Liabilities	[3],[4]	8		2
Transfers out of Level 3, Liabilities		(8)	[1]	(1)	[4]
Ending balance, Liabilities		3		5
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		1
Purchases/ issues, Liabilities	[2]	2		11
Sales/ redemptions, Liabilities	[2]	(3)		(10)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0
Ending balance, Liabilities		0		1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Ending balance, Liabilities		0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		103		29
Total gains (losses) recognized in net revenue, Liabilities	[1]	(8)		(5)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	152		220
Sales/ redemptions, Liabilities	[2]	(136)		(137)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1		0
Transfers into Level 3, Liabilities	[3],[4]	15		13
Transfers out of Level 3, Liabilities		(85)	[1]	(27)	[4]
Ending balance, Liabilities		58		103
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	2		0
Sales/ redemptions, Liabilities	[2]			0
Settlements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]	7		1
Transfers out of Level 3, Liabilities		(2)	[1]	(1)	[4]
Ending balance, Liabilities		8		1
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1
Total gains (losses) recognized in net revenue, Liabilities	[1]			(1)
Foreign exchange movements, Liabilities				0
Transfers out of Level 3, Liabilities	[1]	(1)
Ending balance, Liabilities				1
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		547		409
Total gains (losses) recognized in net revenue, Liabilities	[1]	(6)		(35)
Total gains (losses) recognized in other comprehensive income, Liabilities		2		(1)
Purchases/ issues, Liabilities	[2]	487		343
Sales/ redemptions, Liabilities	[2]	(409)		(284)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1		0
Transfers into Level 3, Liabilities	[3],[4]	41		111
Transfers out of Level 3, Liabilities		(192)	[1]	(68)	[4]
Ending balance, Liabilities		479		547
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		35		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(26)		(2)
Purchases/ issues, Liabilities	[2]	1		33
Sales/ redemptions, Liabilities	[2]	(36)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		6		0
Transfers into Level 3, Liabilities	[3],[4]	0		1
Transfers out of Level 3, Liabilities		0	[1]	(1)	[4]
Ending balance, Liabilities		¥ 32		¥ 35

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the year ended March 31, 2021 and March 31, 2022.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument
[6]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.